Derivative Financial Instruments (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ 55	$ 134	$ 230